Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information
Segment Information

18.        Segment Information

The Company operates and manages its business as three reportable segments: “Corn-base edible alcohol and its by-products”, “CPE” and “Foam insulation”. The Company’s reportable segments are strategic business units that require different technology and marketing strategies and offer different products and services. The Company’s chief operating decision maker, the Chief Executive Officer, receives and reviews the results of the operations of each separate segment, assesses and manages their performance and makes decisions. Most of the businesses were established as a unit, and the management at the time of the establishment was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Year ended December 31,
	2014			2015			2016
	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,349,479,253	—	106,563,659	2,519,435,448	—	178,935,982	2,034,302,643	—	79,446,037
CPE	76,990,402	—	(2,332,900)	129,753,632	—	(238,451)	97,439,316	—	4,691,067
Foam insulation	7,350,714	—	1,383,439	2,854,919	—	(6,891,333)	938,226	—	810,840

Segment total	2,433,820,369		105,614,198	2,652,043,999		171,806,198	2,132,680,185		84,947,944

Reconciliation to consolidated totals:
Sales eliminations	—	—	—	—	—	—	—	—	—

Consolidated totals:
Revenues	2,433,820,369	—		2,652,043,999	—		2,132,680,185	—

Revenues ($)							307,435,518	—

Income before income taxes			105,614,198			171,806,198			84,947,944

Income before income taxes ($)									12,245,632

	Year ended December 31,
	2014			2015			2016
	Interest income	Interest expense	Income tax expense	Interest Income	Interest expense	Income tax expense	Interest Income	Interest expense	Income tax expense
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,707,003	108,019,874	26,057,689	12,694,278	100,595,362	43,474,307	4,043,903	52,669,508	17,524,049
CPE	—	—	—	—	—	1,232,439	—	—	3,520,543
Foam insulation	—	—	345,860	—	—	(1,755,197)	—	—	192,394

Consolidated total	2,707,003	108,019,874	26,403,549	12,694,278	100,595,362	42,951,549	4,043,903	52,669,508	21,236,986

Consolidated total ($)							582,947	7,592,549	3,061, 408

	As of and Year ended December 31,
	2014			2015			2016
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,939,857,073	30,906,718	112,663,549	2,761,400,124	15,225,406	111,309,394	2,871,332,164	—	105,774,948
CPE	273,931,236	36,760,523	9,620,259	325,950,439	5,521,367	14,245,229	279,306,560	3,592,397	14,798,770
Foam insulation	81,546,885	2,957,910	2,584,505	3,238,877	—	821,443	—	—	—

Segment totals	3,295,335,194	70,625,151	124,868,313	3,090,589,440	20,746,773	126,376,066	3,150,638,724	3,592,397	120,573,718
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	—	—	—	—	—	—	—	—	—

Consolidated totals	3,295,335,194	70,625,151	124,868,313	3,090,589,440	20,746,773	126,376,066	3,150,638,724	3,592,397	120,573,718

Consolidated totals ($)							454,178,855	517,861	17,381,248

As we primarily generate our revenues from customers in the PRC, and all of our sales and all of our identifiable assets are located in the PRC, no geographical segments are presented.